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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment  [ ]                Amendment No.:    _______
      This Amendment (Check only one):      [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Greylock IX Limited Partnership
            --------------------------------
Address:    880 Winter Street, Suite 300
            --------------------------------
            Waltham, MA  02451
            --------------------------------

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William W. Helman
Title:     Co-Managing Partner, Greylock IX GP Limited Partnership
Phone:     781-622-220

Signature, Place and Date of Signing:

/s/ William W. Helman, Waltham, Massachusetts, February 4, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $31,430
                                            (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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
                                                          VALUE                       INVESTMENT         OTHER          VOTING
NAME OF ISSUER      TITLE OF CLASS        CUSIP         (X$1,000)    # OF SHARES      DISCRETION       MANAGERS        AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------

Ask Jeeves               Common        045174 10 9       $ 1,881        553,294          Sole            None            Sole
Broadcom Corp.           Common        111320 10 7       $   506         12,398          Sole            None            Sole
Corio                    Common        218875 10 2       $ 3,097      2,624,615          Sole            None            Sole
E.piphany                Common        26881V 10 0       $12,556      1,443,193          Sole            None            Sole
Landacorp                Common        514756 10 5       $ 3,125      2,500,000          Sole            None            Sole
Nortel                   Common        656568 10 2       $ 1,471        197,220          Sole            None            Sole
Scient                   Common        808649 10 7       $    74        177,500          Sole            None            Sole
Student Advantage        Common        86386Q 10 5       $ 5,355      4,250,000          Sole            None            Sole
Sycamore Networks        Common        871206 10 8       $ 3,033        565,862          Sole            None            Sole
Visual Networks          Common        928444 10 8       $   332         71,908          Sole            None            Sole


                                                         $31,430
